Note 11 - Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 11 – Other Comprehensive Income

The following tables present the pretax components of the Company’s other comprehensive income, and the related income tax expense (benefit) for each component, for the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive income:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains arising during period	$12,863,346	$4,356,021	$8,507,325
Reclassification adjustment for gains included in income	(710,632)	(224,098)	(486,534)
Adjustment for effect of deferred acquisition costs	(293,231)	(99,699)	(193,532)
Net unrealized gains on investments	11,859,483	4,032,224	7,827,259
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(3,231,218)	(1,098,614)	(2,132,604)
Amortization of actuarial net loss in net periodic pension cost	390,413	132,740	257,673
Net change in defined benefit pension plan	(2,840,805)	(965,874)	(1,874,931)

Total other comprehensive income	$9,018,678	$3,066,350	$5,952,328

	Year Ended December 31, 2013
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive loss:
Change in net unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during period	$(26,280,225)	$(9,697,464)	$(16,582,761)
Reclassification adjustment for gains included in income	(2,499,511)	(319,944)	(2,179,567)
Adjustment for effect of deferred acquisition costs	894,503	304,130	590,373
Net unrealized gains (losses) on investments	(27,885,233)	(9,713,278)	(18,171,955)
Change in defined benefit pension plan:
Actuarial net gain on pension plan	2,839,812	965,536	1,874,276
Amortization of actuarial net loss in net periodic pension cost	772,646	262,700	509,946
Net change in defined benefit pension plan	3,612,458	1,228,236	2,384,222

Total other comprehensive loss	$(24,272,775)	$(8,485,042)	$(15,787,733)

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate.

The change in the components of the Company’s accumulated other comprehensive income for the years ended December 31, 2014 and 2013 are as follows:

	Unrealized Gains	Defined	Accumulated
	(Losses) on	Benefit	Other
	Available-For-Sale	Pension	Comprehensive
	Securities	Plans	Income
For the year ended December 31, 2014:
Beginning balance	$9,916,148	$(3,164,157)	$6,751,991
Other comprehensive income (loss) before reclassifications	8,313,793	(2,132,604)	6,181,189
Amounts reclassified from accumulated other comprehensive income	(486,534)	257,673	(228,861)
Net current period other comprehensive income (loss)	7,827,259	(1,874,931)	5,952,328
Ending balance	$17,743,407	$(5,039,088)	$12,704,319

For the year ended December 31, 2013:
Beginning balance	$28,088,103	$(5,548,379)	$22,539,724
Other comprehensive income (loss) before reclassifications	(15,992,388)	1,874,276	(14,118,112)
Amounts reclassified from accumulated other comprehensive income	(2,179,567)	509,946	(1,669,621)
Net current period other comprehensive income (loss)	(18,171,955)	2,384,222	(15,787,733)
Ending balance	$9,916,148	$(3,164,157)	$6,751,991

The following table presents the pretax and the related income tax components of the amounts reclassified from the Company’s accumulated other comprehensive income to the Company’s consolidated statement of income for the years ended December 31, 2014 and 2013.

	Year Ended December 31,
Reclassification Adjustments	2014	2013
Unrealized gains on available-for-sale securities:
Realized gains on sale of securities (a)	$710,632	$2,499,511
Income tax expense (c)	(224,098)	(319,944)
Net of tax	486,534	2,179,567

Defined benefit pension plans:
Amortization of actuarial net loss (b)	(390,413)	(772,646)
Income tax benefit (c)	132,740	262,700
Net of tax	(257,673)	(509,946)

Total reclassifications for the period	$228,861	$1,669,621

(a) These items appear within net realized gains on investments in the consolidated income statements.

(b) These items are included in the computation of net periodic benefit cost (see Note 6).

(c) These items appear within federal income taxes in the consolidated income statements.